Financial instruments and risk management - Aging of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 36,355	$ 29,128
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	37,408	29,847
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	26,161	20,701
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	4,727	5,258
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,757	1,057
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	941	542
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	284	174
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,538	2,115
Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 1,053	$ 719